Production and operating costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Production And Operating Costs [Abstract]
Disclosure Of Detailed Information On Production And Operating Costs [text block]
Amounts in US$ '000	2017	2016	2015
Well and facilities maintenance	14,722	13,160	19,974
Staff costs (Note 11)	15,017	10,859	17,999
Share-based payment (Notes 11)	457	622	563
Royalties	28,697	11,497	13,155
Consumables	11,902	8,283	8,591
Transportation costs	2,969	2,281	4,511
Equipment rental	5,818	3,868	3,517
Safety and Insurance costs	2,591	2,222	3,239
Gas plant costs	6,069	6,300	2,878
Field camp	2,377	1,687	2,645
Non operated blocks costs	1,213	1,082	2,127
Other costs	7,155	5,374	7,543
	98,987	67,235	86,742